Loans and allowance for credit losses - Changes in Value of Accretable Yield for PCI Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretion	$ 3,788	$ 8,556	$ 7,608
PCI Loans
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at the beginning of period	$ (11,050)	(16,587)	(17,682)
Additions through business combinations		(1,167)	0
Principal reductions and other reclassifications from nonaccretable difference		61	(4,047)
Accretion		7,003	9,010
Changes in expected cash flows		(360)	(3,868)
Balance at end of period		$ (11,050)	$ (16,587)